U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                        THE BILTMORE FUNDS
                       Federated Investors
                    Federated Investors Tower
               Pittsburgh, Pennsylvania 15222-3779

2. Name of each series or class of funds for which this notice is filed:
     Biltmore Money Market Fund
             Biltmore Tax-Free Money Market Fund
             Biltmore U.S. Treasury Money Market Fund
             Biltmore Balanced Fund
             Biltmore Equity Fund
             Biltmore Equity Index Fund
             Biltmore Fixed Income Fund
             Biltmore Short-Term Fixed Income Fund
             Biltmore Special Values Fund
             Biltmore Quantitative Equity Fund
             Biltmore Prime Cash Management Fund
             Biltmore Emerging Markets Fund

3.   Investment Company Act File Number:
811-6504

     Securities Act File Number:
33-44590

4.   Last day of fiscal year for which this notice is filed:
November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                  [   ]


6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0:$0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0:$0

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):
                                           4,654,907,150:$6,136,282,532




10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-
     2:
                                           4,654,907,150:$6,136,282,532

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.  Calculation of registration fees:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):$ 6,136,282,532
     (ii) Aggregate price of shares issued in connection with dividend reimbursement plans
          (from Item 11, if applicable)      +
     (iii)                                   Aggregate price of
          shares redeemed or repurchased
          during the fiscal year (if applicable)-
          5,457,135,065
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable)         +
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if
          applicable):                       $
          679,147,467

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x
          1/3300
     (vii)                                   Fee due [line (i) or
          line (v) multiplied by line (vi)]: $
          205,802


Instruction:                                   Issuers should
          complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).
                                                  [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

January 15, 1997

                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                    Gail Cagney
                    Assistant Secretary


Date:               January 15, 1997

 * Please print the name and title of the signing officer below the signature.